Net Loss Per Share (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Net Loss Per Share [Abstract]
Net loss	$ (81,765,359)	$ (81,765,359)	$ (3,796,754)	$ (11,887,374)	$ (15,041,958)
Weighted-average number of shares used in computing basic and diluted net loss per share amounts		67,072,057	20,636,529
Net loss per share, basic and diluted		$ (1.22)	$ (0.18)
Common stock issued for acquisition				5,280,368